Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Share Capital [member]	Share Premium [member]	Treasury Shares [member]	Foreign Currency Translation Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2022	€ 263,348	€ 7,675	€ 2,112,863	€ (149)	€ 3,452	€ (1,860,493)
Net profit/(loss) for the period	(110,914)					(110,914)
Other comprehensive income/(loss), net of tax	(787)				(787)
Total comprehensive income/(loss)	(111,701)				(787)	(110,914)
Share-based payment (Note 7)	13,688					13,688
Capital increase	1,866	23	1,843
Equity at Mar. 31, 2023	167,201	7,698	2,114,706	(149)	2,665	(1,957,719)
Equity at Dec. 31, 2023	(145,697)	7,749	2,123,074	(146)	721	(2,277,095)
Net profit/(loss) for the period	(131,035)					(131,035)
Other comprehensive income/(loss), net of tax	63				63
Total comprehensive income/(loss)	(130,972)				63	(131,035)
Share-based payment (Note 7)	17,281					17,281
Transfer under stock incentive programs				28		(28)
Capital increase	21,209	69	21,140
Equity at Mar. 31, 2024	€ (238,179)	€ 7,818	€ 2,144,214	€ (118)	€ 784	€ (2,390,877)